Changes in Number of Shares Issued (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Stockholders Equity Note [Line Items]
Exercise of stock options	7,700
Common Stock
Stockholders Equity Note [Line Items]
Beginning balance	110,245,846	110,229,948	92,217,067
Issuance of common stock	0	0	18,000,000
Exercise of stock options	7,700	14,000	11,000
Conversion of convertible bonds	876	1,898	1,881
Ending balance	110,254,422	110,245,846	110,229,948